INSURANCE - Insurance contract assets and reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INSURANCE
Liabilities	$ (541,432)	$ (229,238)
Insurance contract assets/Liabilities
INSURANCE
Assets	2,127,425	3,857,804	$ 3,400,530
Liabilities	(470,001)
Net Balance	1,657,424	3,857,804	3,400,530
Insurance contract assets/Liabilities | Remaining coverage
INSURANCE
Assets	2,841,301	6,383,998	4,936,104
Liabilities	1,520,853
Net Balance	4,362,154	6,383,998	4,936,104
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow
INSURANCE
Assets	(640,512)	(2,406,240)
Insurance contract assets/Liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Assets		(2,406,240)	(1,470,553)
Net Balance	(2,461,468)	(2,406,240)	(1,470,553)
Insurance contract assets/Liabilities | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Assets	(73,364)	(119,954)
Liabilities	(169,898)
Insurance contract assets/Liabilities | Liability for incurred claim | Risk adjustment for non-financial risk | PAA
INSURANCE
Assets		(119,954)	(65,021)
Net Balance	(243,262)	(119,954)	(65,021)
Reinsurance contract Assets/liabilities
INSURANCE
Assets	328,785	106,721
Liabilities		(23,477)	(14,416)
Net Balance	328,785	83,244	(14,416)
Reinsurance contract Assets/liabilities | Remaining coverage
INSURANCE
Assets	2,481	(79,760)
Liabilities		(25,273)	(71,027)
Net Balance	2,481	(105,033)	(71,027)
Reinsurance contract Assets/liabilities | Liability for incurred claim
INSURANCE
Assets	326,304	186,481
Reinsurance contract Assets/liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Assets	326,304	186,481
Liabilities		1,796	56,611
Net Balance	326,304	188,277	$ 56,611
Balances from brokers operations
INSURANCE
Assets	207,018	224,325
Liabilities	$ (71,431)	$ (205,761)